Share Based Payment (Details) - Schedule of Share-Based Expense Recognized in the Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Statement of Income Captions [Line Items]
Share-based compensation expense	$ 1,537	$ 1,728	$ 1,217
Share-based compensation expense - Research and development [Member]
Condensed Statement of Income Captions [Line Items]
Share-based compensation expense	575	570	281
Share-based compensation expense - General and administrative [Member]
Condensed Statement of Income Captions [Line Items]
Share-based compensation expense	$ 962	$ 1,158	$ 936